EMPLOYEE BENEFIT PLANS (Details) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Employee benefit plan disclosures
Qualification age of employees for participation in the savings plan (in years)	21 years			21 years
Minimum service in first twelve months of employment for eligibility (in hours)	1000 hours			1000 hours
Initial period of employment for eligibility (in months)	12 months			12 months
Targeted payment to associates	$ 4,300,000
Components of net periodic benefit cost:
Net periodic benefit cost (credit)	(17,917,000)	(855,000)
Pension Benefits
Components of net periodic benefit cost:
Service cost			59,000		180,000
Interest cost	1,069,000	1,152,000	1,484,000	4,609,000	4,513,000
Expected return on plan assets	(1,166,000)	(1,307,000)	(1,442,000)	(5,230,000)	(4,707,000)
Amortization of net (gain) loss	11,000	(259,000)		(1,034,000)
Settlement (gain) loss	287,000		(15,000)	(3,575,000)
Net periodic benefit cost (credit)	201,000	(414,000)	86,000	(1,655,000)	(14,000)
Other Benefits
Components of net periodic benefit cost:
Service cost	2,000	9,000	61,000	36,000	195,000
Interest cost	7,000	53,000	306,000	214,000	870,000
Amortization of net (gain) loss	(2,797,000)	(87,000)		(348,000)	(78,000)
Amortization of prior service credit	(2,888,000)	(416,000)		(1,665,000)
Curtailment gain	(11,867,000)
Settlement (gain) loss	(575,000)
Net periodic benefit cost (credit)	$ (18,118,000)	$ (441,000)	$ 367,000	$ (1,763,000)	$ 987,000